UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  June 28, 2012 to July 17, 2012

  Commission File Number of issuing entity: 333-177891-01

  WFRBS Commercial Mortgage Trust 2012-C7
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-177891

  RBS Commercial Funding Inc.
  (Exact name of depositor as specified in its charter)

  The Royal Bank of Scotland
  Wells Fargo Bank, N.A.
  Basis Real Estate Capital II, LLC
  Liberty Island Group I LLC
  C-III Commercial Mortgage LLC

  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3880053
  38-3880054
  38-3880055
  38-7047663
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-FL                          ______     ______   ___X___       ___________
  A-FX                          ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  H                             ______     ______   ___X___       ___________
  V                             ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  X-B                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On July 17, 2012 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C7.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2012-C7 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 28, 2012 to July 17, 2012, and there is no repurchase activity to report for that period. The Depositor filed its latest Form ABS-15G on March 23, 2012. The CIK number for the Depositor is 0001112998.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Northridge Fashion Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on June 26, 2012. There are no current updates to the net operating income at this time.

  The Town Center at Cobb mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on June 26, 2012. There are no current updates to the net operating income at this time.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C7, relating to the July 17, 2012 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  RBS Commercial Funding Inc.
  (Depositor)

  /s/ Jim Barnard
  Jim Barnard, Director

  Date: July 25, 2012

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C7, relating to the July 17, 2012 distribution.